INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 25,784	$ 28,549
Work in progress	989	697
Finished products	33,171	30,447
Inventories, Net	$ 59,944	$ 59,693